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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2001


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Shadwell Capital, LC
Address:      321 East Main Street
              Charlottesville, VA  22902

Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dan Oakey
Title:   Chief Financial Officer
Phone:   (804) 977-1888

Signature, Place, and Date of Signing:
/s/ Dan Oakey            Charlottesville, VA                 May 8, 2001
 [Signature]               [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:             30
                                                 -------------

Form 13F Information Table Value Total:              $99,530
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                                                  (thousands)




List of Other Included Managers:

None


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   FORM 13F INFORMATION TABLE - SHADWELL CAPITAL LC (QUARTER ENDED 3/31/2001)

                COLUMN 1         COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF             VALUE     SHRS OR     SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS       CUSIP    (X1000)   PRN AMOUNT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ACE LTD ORD                      COMMON    G0070K103  3,419     93,000      SH           SOLE                93,000
ALLMERICA FINANCIAL CORP         COMMON    019754100  4,556     87,800      SH           SOLE                87,800
CHARTER ONE FINANCIAL INC        COMMON    160903100  3,679     130,000     SH           SOLE                130,000
COMMERCE BANCORP INC-N.J.        COMMON    200519106  1,980     33,000      SH           SOLE                33,000
COMMERCE BANCSHARES INC          COMMON    200525103  4,802     128,900     SH           SOLE                128,900
CULLEN FROST BANKERS INC         COMMON    229899109  4,692     137,000     SH           SOLE                137,000
FIDELITY NATIONAL FINL INC       COMMON    316326107  3,560     133,000     SH           SOLE                133,000
FIFTH THIRD BANCORP              COMMON    316773100  4,061     76,000      SH           SOLE                76,000
FLEETBOSTON FINL CORP            COMMON    339030108  4,945     131,000     SH           SOLE                131,000
FRONTIER FINANCIAL CORP-WASH     COMMON    35907K105  426       17,800      SH           SOLE                17,800
GOLDEN STATE BANCORP INC         COMMON    381197102  2,866     102,800     SH           SOLE                102,800
GREATER BAY BANCORP              COMMON    391648102  1,088     43,200      SH           SOLE                43,200
LIBERTY FINANCIAL COMPANIES      COMMON    530512102  1,631     39,200      SH           SOLE                39,200
MELLON FINANCIAL CORP            COMMON    58551A108  5,673     140,000     SH           SOLE                140,000
MERCANTILE BANK                  COMMON    587405101  4,251     114,900     SH           SOLE                114,900
MERCURY GENERAL CORP             COMMON    589400100  2,529     77,800      SH           SOLE                77,800
METLIFE INC                      COMMON    59156R108  3,591     119,500     SH           SOLE                119,500
MID-STATE BANCSHARES             COMMON    595440108  1,257     82,400      SH           SOLE                82,400
NATIONWIDE FINANCIAL
 SERVICES INC                    CLASS A   638612101  3,570     94,000      SH           SOLE                94,000
PACIFIC CAPITAL BANCORP-NEW      COMMON    69404P101  522       18,200      SH           SOLE                18,200
PNC BANK CORP                    COMMON    693475105  4,810     71,000      SH           SOLE                71,000
REGIONS FINANCIAL CORP           COMMON    758940100  4,067     143,000     SH           SOLE                143,000
RENAISSANCERE HOLDINGS           COMMON    G7496G103  1,442     20,600      SH           SOLE                20,600
SILICON VALLEY BANCSHARES        COMMON    827064106  4,432     188,600     SH           SOLE                188,600
SOUTHWEST BANCORPORATION OF
 TEXAS INC                       COMMON    84476R109  4,665     148,700     SH           SOLE                148,700
ST PAUL COS INC USD              COMMON    792860108  2,643     60,000      SH           SOLE                60,000
UNIONBANCAL CORP                 COMMON    908906100  3,033     104,400     SH           SOLE                104,400
VALLEY NATIONAL BANCORP          COMMON    919794107  2,007     74,100      SH           SOLE                74,100
WACHOVIA CORP                    COMMON    929771103  4,218     70,000      SH           SOLE                70,000
ZIONS BANCORPORATION             COMMON    989701107  5,115     98,200      SH           SOLE                98,200